LEASE LIABILITIES (Details Narrative)	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Average increment rate	13.75%
Average increment rates	12.50%
Railway Operation [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Lease agreement remaining term	4 years
Bottom of range [member] | Cargo Terminal T E C O N [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Lease agreement remaining term	24 years
Bottom of range [member] | Operational Facilities [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Lease agreement remaining term	1 year
Top of range [member] | Cargo Terminal T E C O N [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Lease agreement remaining term	28 years
Top of range [member] | Operational Facilities [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Lease agreement remaining term	12 years